Assets under management (Tables)	12 Months Ended
Dec. 31, 2012
Assets under management and net new assets
Assets under management
in / end of	2012	2011

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	182.2	167.0

Assets with discretionary mandates	225.3	223.2

Other assets under management	843.3	795.0

Assets under management (including double counting)	1,250.8	1,185.2

of which double counting	63.8	77.7

Net new assets (CHF billion)

Total net new assets (including double counting)	10.8	46.6